Fees and Expenses	Oct. 31, 2025 USD ($)
BNY Mellon Global Equity Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon Global Equity Income Fund	A		C	I	Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Global Equity Income Fund	A	C	I	Y
Management Fees (as a percentage of Assets)	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Component2 Other Expenses	0.25%	0.25%	0.00%	0.00%
Component3 Other Expenses	0.24%	0.29%	0.22%	0.17%
Other Expenses (as a percentage of Assets):	0.49%	0.54%	0.22%	0.17%
Expenses (as a percentage of Assets)	1.24%	2.04%	0.97%	0.92%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Global Equity Income Fund - USD ($)	A	C	I	Y
Expense Example, with Redemption, 1 Year	$ 694	$ 307	$ 99	$ 94
Expense Example, with Redemption, 3 Years	946	640	309	293
Expense Example, with Redemption, 5 Years	1,217	1,098	536	509
Expense Example, with Redemption, 10 Years	$ 1,989	$ 2,369	$ 1,190	$ 1,131

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon Global Equity Income Fund - USD ($)	A	C	I	Y
Expense Example, No Redemption, 1 Year	$ 694	$ 207	$ 99	$ 94
Expense Example, No Redemption, 3 Years	946	640	309	293
Expense Example, No Redemption, 5 Years	1,217	1,098	536	509
Expense Example, No Redemption, 10 Years	$ 1,989	$ 2,369	$ 1,190	$ 1,131

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.09% of the average value of its portfolio.

Portfolio Turnover, Rate	54.09%
BNY Mellon Global Equity Income Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
BNY Mellon International Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 17 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon International Bond Fund	A		C	I	Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon International Bond Fund		A	C	I	Y
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.00%	0.75%	0.00%	0.00%
Component2 Other Expenses		0.25%	0.25%	0.00%	0.00%
Component3 Other Expenses		0.42%	0.56%	0.36%	0.25%
Other Expenses (as a percentage of Assets):		0.67%	0.81%	0.36%	0.25%
Expenses (as a percentage of Assets)		1.17%	2.06%	0.86%	0.75%
Fee Waiver or Reimbursement	[1]	(0.15%)	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)		1.02%	2.06%	0.86%	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 27, 2027	February 27, 2027	February 27, 2027	February 27, 2027
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 27, 2027, to waive receipt of its fees and/or assume the direct expenses of Class A shares of the fund so that the direct expenses of Class A shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed ..77%. On or after February 27, 2027, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon International Bond Fund - USD ($)	A	C	I	Y
Expense Example, with Redemption, 1 Year	$ 549	$ 309	$ 88	$ 77
Expense Example, with Redemption, 3 Years	791	646	274	240
Expense Example, with Redemption, 5 Years	1,051	1,108	477	417
Expense Example, with Redemption, 10 Years	$ 1,794	$ 2,390	$ 1,061	$ 930

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon International Bond Fund - USD ($)	A	C	I	Y
Expense Example, No Redemption, 1 Year	$ 549	$ 209	$ 88	$ 77
Expense Example, No Redemption, 3 Years	791	646	274	240
Expense Example, No Redemption, 5 Years	1,051	1,108	477	417
Expense Example, No Redemption, 10 Years	$ 1,794	$ 2,390	$ 1,061	$ 930

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 127.15% of the average value of its portfolio.

Portfolio Turnover, Rate	127.15%
BNY Mellon International Bond Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.